Related party transactions - Other Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Balance outstanding
Cash repayment of convertible debentures		$ 0	$ (93,384)
Other
Transaction value
Expenses – Travel, transaction value		305	1,907
Unsecured convertible debentures due to shareholders, transaction value		0	15,503
Transaction value		305	17,410
Balance outstanding
Expenses – Travel, balance outstanding		28	0
Unsecured convertible debentures due to shareholders, balance outstanding		0	0
Balance outstanding		$ 28	0
Class A common shares, Series C
Balance outstanding
Unsecured convertible debentures converted into Class A common shares	$ 30,180		$ 30,180